UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.4%)(a)
			Shares	Value

Aerospace and defense (5.7%)

General Dynamics Corp.			1,350	$186,233

Honeywell International, Inc.			5,804	549,581

Northrop Grumman Corp.			2,892	479,927

Raytheon Co.			1,356	148,157

United Technologies Corp.			1,498	133,307

				1,497,205
Airlines (1.0%)

American Airlines Group, Inc.			2,906	112,840

Spirit Airlines, Inc.(NON)			3,436	162,523

				275,363
Auto components (0.3%)

Toyota Industries Corp. (Japan)			1,400	66,732

				66,732
Automobiles (0.4%)

Yamaha Motor Co., Ltd. (Japan)			4,700	94,794

				94,794
Banks (1.3%)

Bank of America Corp.			22,278	347,091

				347,091
Beverages (1.0%)

PepsiCo, Inc.			2,883	271,867

				271,867
Biotechnology (7.9%)

Alkermes PLC(NON)			1,147	67,294

Amgen, Inc.			1,347	186,317

Biogen, Inc.(NON)			1,383	403,573

Celgene Corp.(NON)			6,029	652,157

Gilead Sciences, Inc.			6,600	648,054

Neuralstem, Inc.(NON)(S)			16,046	19,576

Vertex Pharmaceuticals, Inc.(NON)			999	104,036

				2,081,007
Building products (0.5%)

Assa Abloy AB Class B (Sweden)			7,149	128,409

				128,409
Capital markets (1.7%)

Charles Schwab Corp. (The)			5,828	166,448

KKR & Co. LP			4,996	83,833

Morgan Stanley			6,551	206,357

				456,638
Chemicals (3.0%)

Albemarle Corp.			2,109	93,007

Axiall Corp.			4,093	64,219

Dow Chemical Co. (The)			3,844	162,986

E.I. du Pont de Nemours & Co.(S)			2,741	132,116

Sherwin-Williams Co. (The)			807	179,783

Symrise AG (Germany)			2,796	167,953

				800,064
Commercial services and supplies (0.9%)

Tyco International PLC			7,203	241,012

				241,012
Consumer finance (0.5%)

American Express Co.			1,850	137,141

				137,141
Containers and packaging (0.3%)

Packaging Corp. of America			1,323	79,592

				79,592
Diversified telecommunication services (0.6%)

Level 3 Communications, Inc.(NON)			3,418	149,332

				149,332
Electric utilities (0.5%)

Exelon Corp.			4,169	123,819

				123,819
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.			3,033	51,925

				51,925
Energy equipment and services (1.0%)

Baker Hughes, Inc.			1,845	96,014

Schlumberger, Ltd.			2,620	180,701

				276,715
Food and staples retail (4.1%)

Costco Wholesale Corp.			1,840	266,009

CVS Health Corp.			4,556	439,563

Walgreens Boots Alliance, Inc.			4,519	375,529

				1,081,101
Health-care equipment and supplies (3.3%)

Boston Scientific Corp.(NON)			18,360	301,288

C.R. Bard, Inc.			1,544	287,663

Cooper Cos., Inc. (The)			920	136,951

Edwards Lifesciences Corp.(NON)			670	95,254

GenMark Diagnostics, Inc.(NON)(S)			5,512	43,379

				864,535
Hotels, restaurants, and leisure (3.8%)

Hilton Worldwide Holdings, Inc.			20,954	480,685

Lindblad Expeditions Holdings, Inc.(NON)			9,838	96,117

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			10,450	143,792

Restaurant Brands International, Inc. (Canada)			3,762	135,131

Yum! Brands, Inc.			1,799	143,830

				999,555
Household durables (1.3%)

Panasonic Corp. (Japan)			12,500	126,901

PulteGroup, Inc.			11,143	210,268

				337,169
Independent power and renewable electricity producers (0.3%)

Calpine Corp.(NON)			6,077	88,724

				88,724
Industrial conglomerates (0.9%)

Danaher Corp.			2,851	242,934

				242,934
Insurance (1.3%)

American International Group, Inc.			2,108	119,777

Hartford Financial Services Group, Inc. (The)			2,738	125,346

Prudential PLC (United Kingdom)			4,931	104,244

				349,367
Internet and catalog retail (5.5%)

Amazon.com, Inc.(NON)			1,536	786,263

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)			6	41,295

Expedia, Inc.			1,709	201,115

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	13,491

Netflix, Inc.(NON)			1,634	168,727

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Priceline Group, Inc. (The)(NON)			190	235,003

				1,445,897
Internet software and services (10.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,167	127,788

Facebook, Inc. Class A(NON)			11,229	1,009,487

Google, Inc. Class A(NON)			922	588,577

Google, Inc. Class C(NON)			1,371	834,144

GrubHub, Inc.(NON)			1,296	31,545

Pandora Media, Inc.(NON)(S)			7,694	164,190

Twitter, Inc.(NON)			2,112	56,897

				2,812,628
IT Services (3.6%)

Visa, Inc. Class A(S)			13,439	936,161

				936,161
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.			4,795	164,612

				164,612
Machinery (0.3%)

Jungheinrich AG (Preference) (Germany)			1,068	77,164

				77,164
Media (3.5%)

DISH Network Corp. Class A(NON)			1,391	81,151

Liberty Global PLC Ser. A (United Kingdom)(NON)			2,838	121,864

Lions Gate Entertainment Corp.			3,935	144,808

Live Nation Entertainment, Inc.(NON)			9,391	225,760

Time Warner Cable, Inc.			728	130,581

Time Warner, Inc.			3,087	212,231

				916,395
Multiline retail (0.9%)

Dollar General Corp.			3,335	241,587

				241,587
Oil, gas, and consumable fuels (2.6%)

Cabot Oil & Gas Corp.			4,007	87,593

Diamondback Energy, Inc.(NON)			1,169	75,517

EOG Resources, Inc.			2,157	157,030

Gulfport Energy Corp.(NON)			3,294	97,766

Pioneer Natural Resources Co.			408	49,629

Scorpio Tankers, Inc.			6,749	61,888

Suncor Energy, Inc. (Canada)			5,167	138,187

Whiting Petroleum Corp.(NON)			1,761	26,890

				694,500
Personal products (1.4%)

Coty, Inc. Class A(NON)			4,126	111,650

Edgewell Personal Care Co.			1,339	109,262

Estee Lauder Cos., Inc. (The) Class A			1,704	137,479

				358,391
Pharmaceuticals (4.7%)

Allergan PLC(NON)			1,494	406,084

Bristol-Myers Squibb Co.			5,233	309,794

Eli Lilly & Co.			1,706	142,775

Jazz Pharmaceuticals PLC(NON)			649	86,194

Perrigo Co. PLC			1,858	292,208

				1,237,055
Real estate investment trusts (REITs) (1.0%)

American Tower Corp.(R)			3,089	271,770

				271,770
Real estate management and development (0.3%)

RE/MAX Holdings, Inc. Class A			2,335	84,013

				84,013
Road and rail (2.2%)

Genesee & Wyoming, Inc. Class A(NON)			911	53,822

Union Pacific Corp.			6,048	534,704

				588,526
Semiconductors and semiconductor equipment (3.0%)

Applied Micro Circuits Corp.(NON)			5,449	28,934

Avago Technologies, Ltd.			1,576	197,016

Freescale Semiconductor, Ltd.(NON)			1,645	60,174

Lam Research Corp.			1,825	119,227

Micron Technology, Inc.(NON)			6,092	91,258

ON Semiconductor Corp.(NON)			13,528	127,163

Skyworks Solutions, Inc.			2,100	176,841

				800,613
Software (4.9%)

Activision Blizzard, Inc.			7,532	232,663

Cadence Design Systems, Inc.(NON)(S)			2,705	55,939

Microsoft Corp.			7,288	322,567

Red Hat, Inc.(NON)			2,276	163,599

Salesforce.com, Inc.(NON)			5,657	392,766

TiVo, Inc.(NON)			14,031	121,508

				1,289,042
Specialty retail (3.4%)

Advance Auto Parts, Inc.			1,276	241,840

Home Depot, Inc. (The)			2,848	328,916

Tiffany & Co.			1,610	124,324

TJX Cos., Inc. (The)			2,978	212,689

				907,769
Technology hardware, storage, and peripherals (5.9%)

Apple, Inc.			11,893	1,311,798

SanDisk Corp.			1,834	99,641

Western Digital Corp.			1,816	144,263

				1,555,702
Textiles, apparel, and luxury goods (1.8%)

NIKE, Inc. Class B			3,816	469,254

				469,254
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.			4,679	74,442

				74,442

Total common stocks (cost $21,105,144)				$25,967,612

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	10,890	$5,118

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	5,587	—

Total warrants (cost $10,999)				$5,118

SHORT-TERM INVESTMENTS (3.6%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)			558,268	$558,268

Putnam Short Term Investment Fund 0.13%(AFF)			392,277	392,277

Total short-term investments (cost $950,545)				$950,545

TOTAL INVESTMENTS

Total investments (cost $22,066,688)(b)				$26,923,275

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $541,576) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/18/15	$78,358	$74,324	$(4,034)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/16/15	51,466	52,105	639
State Street Bank and Trust Co.
	Euro	Sell	12/16/15	78,653	79,633	980
	Japanese Yen	Sell	11/18/15	181,594	175,665	(5,929)
UBS AG
	Euro	Sell	12/16/15	157,864	159,849	1,985

Total						$(6,359)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	2,490	$—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$(26,951)
baskets	720	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(5,568)

Total		$—	$(32,519)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,378,158.
(b)	The aggregate identified cost on a tax basis is $22,122,947, resulting in gross unrealized appreciation and depreciation of $6,650,760 and $1,850,432, respectively, or net unrealized appreciation of $4,800,328.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $54,789, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$955,473	$6,554,945	$7,118,141	$357	$392,277
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $558,268, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $550,512.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $41,181 to cover certain derivative contracts and the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $40,863 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,135,936	$288,427	$54,789
Consumer staples	1,711,359	—	—
Energy	971,215	—	—
Financials	1,616,218	104,244	—
Health care	4,347,209	—	—
Industrials	2,845,040	205,573	—
Information technology	7,446,071	—	—
Materials	711,703	167,953	—
Telecommunication services	149,332	—	—
Utilities	212,543	—	—
Total common stocks	25,146,626	766,197	54,789
Warrants	5,118	—	—
Short-term investments	392,277	558,268	—

Totals by level	$25,544,021	$1,324,465	$54,789

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,359)	$—
Total return swap contracts	—	(32,519)	—

Totals by level	$—	$(38,878)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,604	$9,963
Equity contracts	5,118	32,519

Total	$8,722	$42,482

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$870,000
OTC total return swap contracts (notional)		$310,000
Warrants (number of warrants)		16,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	—
	Forward currency contracts#	—	639	980	1,985	3,604

	Total Assets	$—	$639	$980	$1,985	$3,604

	Liabilities:
	OTC Total return swap contracts*#	—	32,519	—	—	32,519
	Forward currency contracts#	4,034	—	5,929	—	9,963

	Total Liabilities	$4,034	$32,519	$5,929	$—	$42,482

	Total Financial and Derivative Net Assets	$(4,034)	$(31,880)	$(4,949)	$1,985	$(38,878)
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$(4,034)	$(31,880)	$(4,949)	$1,985

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015